BULLFINCH FUND, INC.
                           2 LANTERN LANE
                   HONEOYE FALLS, NEW YORK  14472
                           (716)  624-1758
                           1-888-BULLFINCH
                          (1-888-285-5346)

                           Semi-Annual Report
                            December 31, 1998
                               (Unaudited)

                                                    February 15, 1999

Dear Shareholders:

We are very pleased to present the December 1998 Semi-Annual Report (Unaudited) of the Bullfinch Fund, Inc. This report contains the unaudited statements for both the Unrestricted Series and the Western New York Series.

We are happy to report we have experienced very good asset growth in the Unrestricted Series since its inception (July 24, 1997). As this report shows, this asset growth has allowed us to keep the expense ratio of the Unrestricted Series below our self-imposed 2% cap. We look forward to continued growth in assets in both Series. At this point in the life of the Series, asset growth is most important as it allows the expense ratio of the fund to continue to decline. This report marks the first full year of existence for the Western New York Series (it became effective December 30, 1997).

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa
President

                              UNRESTRICTED SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                       UNAUDITED FINANCIAL STATEMENTS AS OF
                     DECEMBER 31, 1998, JUNE 30, 1998 AND 1997

                             UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1998
                                 (UNAUDITED)

ASSETS
                                                           12/1998
Investments in securities, at fair value,
 identified cost $729,083                                $ 766,741
Cash                                                        34,676

Accrued interest and dividends                               1,000

Prepaid expenses                                             1,729

Due from Investment Adviser                                    859

Organization expenses, net of accumulated
 amortization of $1,550                                      1,788
                                                          --------
Total assets                                             $ 806,793
                                                          ========
LIABILITIES
Accounts payable                                             4,053
                                                          --------

NET ASSETS
Net assets (equivalent to $11.45 per share
 based on 70,093.419 shares of common
 stock outstanding)                                      $ 802,740
                                                         =========

COMPOSITION OF NET ASSETS
   Shares of common stock                                $ 759,480

   Accumulated net investment income                         5,602

   Net unrealized depreciation on investments               37,658
                                                         ---------

Net assets at December 31, 1998                          $ 802,740
                                                         =========

	The accompanying notes are an integral part of these statements.

                                UNRESTRICTED SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                 DECEMBER 31, 1998
                                   (UNAUDITED)

                                               Historical
Common Stocks - 89.3%               Shares           Cost          Value
   Computer software - 21.3%
      Oracle Corporation             2,000     $   46,412      $  86,250
      Network Associates, Inc.       1,000         30,896         66,250
                                                 ---------       --------
                                                   77,308        152,500
   Medical Products and Supplies - 8.1%
      Dentsply Int'l Inc.            1,350         30,400         34,762
      Mentor Corporation               700         17,963         16,406
      Vital Signs, Inc.                100          7,760          7,000
                                                 ---------       --------
                                                   56,123         58,168
   Instruments - 6.7%
      Thermedics, Inc.               2,500         42,338         27,031
      Coherent, Inc.                 1,700         34,250         21,144
                                                 ---------       --------
                                                   76,588         48,175
   Leisure and Recreational - 6.4%
      International Game Technology  1,600         29,749         38,900
      Jackpot Enterprises, Inc.        726          7,804          6,852
                                                ---------       --------
                                                   37,553         45,752
   Electronics Components - 6.0%
      Park Electrochemical Corp.     1,500         41,436         42,938

   Banking and Finance - 5.4%
      Fiserv, Inc.                     750         22,369         38,577

   Utilities - 5.3%
      Empire District Electric Co.   1,250         21,665         30,938
      Texas Utilities Company          110          4,455          5,136
      Nevada Power Company              80          1,620          2,080
                                                ---------       --------
                                                   27,740         38,153
   Electrical Equipment - 5.2%
      Baldor Electric Company        1,850         36,962         37,462

   Shoes and Leather - 4.8%
      Wolverine World Wide           2,600         44,582         34,450

   Cosmetics - 4.6%
      Helen of Troy Ltd.             2,250         34,441         33,047

   Mining - 4.4%
      Brush Wellman, Inc.            1,800         41,478         31,388

   Automotive Parts - 4.3%
      Superior Industries Intl       1,100         30,862         30,594

   Airline - 4.3%
      ASA Holdings, Inc.             1,000         29,097         30,500

   Retail - General - 4.1%
      Dollar General Corporation     1,250         26,313         29,531

   Steel - 4.0%
      A.M. Castle & Co.              1,900         36,530         28,500

   Industrial Services - 2.8%
      Olsten Corporation             2,650         44,142         19,544

   Beverage - 1.1%
      Pepsico Incorporated             200          6,975          8,175

   Pre-Fab Housing - 0.5%
      Skyline Corporation              100          2,338          3,250

   Retail - Specialty - 0.2%
      Toys R Us, Inc. Holding Company  100          2,500          1,694

   Telecommunications - 0.2%
      Vertex Communications Corp.      100          2,125          1,588

   Entertainment - 0.2%
      Walt Disney Holding Co.           16          1,166          1,440

   Restaurants/Food Service - 0.1%
      Tricon Global Restaurant, Inc.    20              -          1,003
                                                ---------      ---------
TOTAL COMMON STOCKS                             $ 678,628      $ 716,429
                                                ---------      ---------
U.S. Government Obligations - 6.3%
   U.S. Treasury Note - 100%      $ 50,000      $  50,455      $  50,312
                                                ---------      ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS               $  50,455      $  50,312
                                                ---------      ---------

                                                $ 729,083      $ 766,741
                                                =========      =========


	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                           STATEMENTS OF OPERATIONS
              FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998, FOR THE YEAR ENDED JUNE 30, 1998 AND FOR THE PERIOD
              FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997
                                  (UNAUDITED)

                                             12/1998      6/1998        6/1997
INVESTMENT INCOME:
   Dividends                                $  4,845    $   8,559    $   1,634
   Interest                                    2,625        5,301            -
                                            --------    ---------    ---------
                                               7,470       13,860        1,634


EXPENSES:
   Management Fees                             4,033        6,599          589
   Reimbursement of Management Fees                -       (3,303)           -
   Custody Fee                                    25            -           35
   Legal and Professional                      1,891        3,000            -
   Director's Fee                                403          900            -
   Amortization                                  293          814          444
   Fidelity Bond                                 231          689            -
   Taxes                                         378          637            -
   Registration Fees                             604          676            -
   Bank Service Charges                          299          404            -
   Dues and Subscriptions                         61          110          228
   Miscellaneous Expenses                        701            -            -
                                             ---------------------------------
                                               8,919       10,526        1,296
                                            ----------------------------------
Investment income - net                       (1,449)       3,334          338
                                            ----------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain from securities transactions 21,208            18         514
   Unrealized appreciation (depreciation)
      during the period                       21,014        (3,930)      8,277
                                            ----------------------------------
Net gain (loss) on investments                42,222        (3,912)      8,791
                                            ==================================

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                $ 40,773          (578)      9,129
                                            ==================================

	The accompanying notes are an integral part of these statements.




                              UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998,
             FOR THE YEAR ENDED JUNE 30, 1998 AND FOR THE PERIOD
             FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997
                                   (UNAUDITED)

                                             12/1998        6/1998     6/1997
DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment income - net                 $  (1,449)     $  3,334   $    338
   Net realized gain from
       securities transaction                 21,208            18        514
   Net change in unrealized
       appreciation of investments            21,014        (3,930)     8,277
                                           ----------------------------------
Increase (decrease) in net assets
       from operations                        40,773          (578)     9,129


CAPITAL SHARE TRANSACTIONS
  Sales (6,844.699, 73,972.543
       and 11,247.184 shares)                 68,677        832,796   112,471
  Redemptions (5,244.255 and
       17,275.449 shares)                    (57,529)      (202,999)        -
                                           ----------------------------------
       Total capital share transactions       11,148        629,797   112,471

                                           ----------------------------------
       Increase in net assets                 51,921        629,219   121,600


NET ASSETS:
   Beginning of period                       750,819        121,600         -
                                           ----------------------------------
   End of period                           $ 802,740      $ 750,819 $ 121,600
                                           ==================================

	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
                                  (UNAUDITED)

(1)   The Organization

      The Unrestricted Series (the "Series") is a series of the Bullfinch
      Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 and commenced operations on February 1, 1997. The Fund had no operations prior to February 1, 1997 other than matters relating to its organization and registration as an open-end, non-divers-ified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Fund sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

      The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

	The Fund's initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Fund's operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Series intends to distribute its net investment income and net realized capital gains to its shareholders on December 29, 1998, June 30, 1998 and 1997 in the form of stock dividends equal to 172.798, 297.096 and 78.803 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the period ending December 31, 1998, the Series purchased $203,742 of common stock. During the same period, the Series sold $50,389 of U.S. Government obligations and $74,738 of common stock.

      For the year ended June 30, 1998, the Series purchased $50,455 of U.S. Government obligations and $485,826 of common stock. During the same per-iod, the Series sold $29 of common stock.

      For the period ended June 30, 1997, the Series purchased $50,377 of U.S. Government obligations and $5,541 of common stock. During the same per-iod, the Series sold $7,663 of common stock and $256 of short-term in-vestments.

      At December 31, 1998, the gross unrealized appreciation for all securi-ties totaled $122,070 and the gross unrealized depreciation for all securities totaled $84,412, or a net unrealized appreciation of $37,658. The aggregate cost of securities for federal income tax purposes at December 31, 1998 was $729,083.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $62,102 and the gross unrealized depreciation for all securities totaled $57,755, or a net unrealized appreciation of $4,347. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $641,167.

      At June 30, 1997, the gross unrealized appreciation for all securities totaled $9,862 and the gross unrealized depreciation for all securities totaled $1,585, or a net unrealized appreciation of $8,277. The aggre-gate cost of securities for federal income tax purposes at June 30, 1997 was $104,898.


(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1997                   11,247.184     $   112,471
      Shares issued in 6/30/97 stock dividend       78.803               -
                                                ----------     -----------
                                                11,325.987         112,471
                                                ----------     -----------

      Shares sold during 1998                   73,972.543     $   832,796
      Shares redeemed during 1998              (17,275.449)       (202,999)
      Shares issued in 6/30/98 stock dividend      297.096               -
                                                ----------     -----------
                                                56,994.190         629,797
                                                ----------     -----------

      Shares sold this period                    6,844.699     $    68,677
      Shares redeemed this period               (5,244.255)        (57,529)
      Shares issued in 12/31/98 stock dividend     172.798               -
                                                ----------     -----------
                                                 1,773.242          11,148
                                                ----------     -----------
                                                70,093.419         753,416
                                                ==========     ===========






                            UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998
              FOR THE YEAR ENDED JUNE 30, 1998 AND FOR THE PERIOD
              FROM INCEPTION (FEBRUARY 1, 1997) TO JUNE 30, 1997
                               (UNAUDITED)
                                               12/1998   6/1998      6/1997
NET ASSET VALUE, beginning of period          $ 10.99    $ 10.74     $ 10.00

INCOME FROM INVESTMENT OPERATIONS
	Net investment income                      (.02)        -         .03

	Net gain on securities both
          realized and unrealized                 .51       .30         .78
                                              -----------------------------
                                                  .49       .30         .81
                                              -----------------------------
STOCK DIVIDEND                                   (.03)     (.05)       (.07)
                                              -----------------------------
NET ASSET VALUE, end of period                  11.45   $ 10.99     $ 10.74
                                              =============================

NET ASSETS, end of period                    $ 802,740  $ 750,819   $ 121,600
                                             ================================


                                               Actual *    Actual    Actual **
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.3 *      2.0%      1.1% **

RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                            (.2) *     0.6%       .3% **

PORTFOLIO TURNOVER RATE                         18.4 *        -       6.9% **

* The ratios presented were calculated using operating data for the six month period from July 1, 1998 to December 31, 1998.

** The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                      UNAUDITED FINANCIAL STATEMENTS AS OF
                       DECEMBER 31, 1998 AND JUNE 30, 1998

                             WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                  (UNAUDITED)
ASSETS
                                                           12/1998
Investments in securities, at fair value,
 identified cost $144,466                                $ 130,470

Cash                                                        35,668

Accrued interest and dividends                                  48

Prepaid expenses                                             1,529

Due from Investment Adviser                                  3,727

Organization expenses, net of accumulated
 amortization of $715                                        2,624
                                                        ----------
Total assets                                               174,066
                                                        ----------
LIABILITIES
Accounts payable                                             9,308


NET ASSETS
Net assets (equivalent to $9.02 per share
 based on 18,275.856 shares outstanding)                $  164,758
                                                        ==========

COMPOSITION OF NET ASSETS
   Shares of common stock                               $  185,956

   Accumulated net investment income                        (7,202)

   Net unrealized appreciation on investments              (13,996)
                                                        ----------

Net assets at December 31, 1998                         $  164,758
                                                        ==========

	The accompanying notes are an integral part of these statements.

                             WESTERN NEW YORK SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 1998
                                   (UNAUDITED)

                                               Historical
Common Stocks - 100%               Shares           Cost          Value
   Electrical Equipment - 13.3%
      ACME Electric Corporation      1,750     $    9,171      $   8,313
      PSC, Inc.                        950          9,437          9,025
                                                 ---------       --------
                                                   18,608         17,338
   Electronic Components - 7.9%
      Astronics Corporation            605          5,021          5,823
      Paxar Corp.                      500          4,192          4,469
                                                 ---------       --------
                                                    9,213         10,292
   Industrial Services - 7.7%
      American Locker Group, Inc.      400          2,544         10,100

   Industrial Materials - 7.3%
      American Precision Industries    550          9,776          5,672
      Servotronics, Inc.               600          5,624          3,900
                                                 ---------       --------
                                                   15,400          9,572
   Computer Hardware - 6.0%
      Performance Technologies, Inc.   600          8,232          7,875

   Medical Services - 5.5%
      Rural/Metro Corporation          650         11,157          7,109

   Real Estate and Related - 4.8%
      Sovran Self Storage              250          6,892          6,281

   Metal Fabrication and Hardware - 4.8%
      Graham Corp.                     800          6,076          6,200

   Computer Software - 4.7%
      Comptek Research, Inc.           700          4,971          6,125

   Medical Products and Supplies - 4.6%
      Bausch & Lomb, Inc.              100          3,944          6,000

   Steel - 4.4%
      Gibraltar Steel Corporation      250          4,820          5,688

   Machinery - 4.2%
      Gleason Corporation              200          5,373          3,625
      Columbus McKinnon Corporation    100          2,344          1,800
                                                 ---------       --------
                                                    7,717          5,425
   Computer Services - 4.2%
      Computer Task Group, Inc.        200          6,681          5,425

   Apparel - 4.1%
      Hartmarx Corporation             950          7,485          5,343

   Commercial Services - 3.9%

      Paychex, Inc.                    100          4,412          5,144

   Railroads - 3.9%
      Genessee & Wyoming Class A       400          5,674          5,100

   Furniture - 3.3%
      Bush Industries, Inc.            350          9,107          4,353

   Manufacturing - 3.0%
      Mark IV Industries, Inc.         300          6,462          3,900

   Environment Services - 2.5%
      Sevenson Environmental Srvs, Inc 400          5,071          3,200
                                                ---------      ---------
TOTAL COMMON STOCK                              $ 144,466      $ 130,470
                                                =========      =========


	The accompanying notes are an integral part of these statements.

                            WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                            STATEMENT OF OPERATIONS
            FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998 AND
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                          TO JUNE 30, 1998 (UNAUDITED)

                                                       12/1998     6/1998
INVESTMENT INCOME:
   Dividends                                         $   1,699  $   1,705
   Interest                                                  -      1,121
                                                     --------------------
                                                         1,699      2,826
                                                     --------------------
EXPENSES:
   Management Fees                                         991      1,214
   Reimbursement of Management Fees                     (1,529)    (3,016)
   Legal and Professional                                  890      3,000
   Director's Fee                                          403        300
   Amortization                                            391        324
   Fidelity Bond                                           231        230
   Taxes                                                   252        238
   Registration Fees                                       270        341
   Bank Service Charges                                    299          -
   Dues and Subscriptions                                   36          -
                                                     --------------------
                                                         2,234      2,631
                                                     --------------------
Investment income - net                                   (535)       195
                                                     --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from securities transactions    (4,749)         -
   Unrealized appreciation (depreciation)
      during the period                                (18,994)     3,071
                                                     --------------------
   Net gain (loss) on investments                      (23,743)     3,071
                                                     --------------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $ (25,278)  $  3,266
                                                     ====================

	The accompanying notes are an integral part of these statements.





                          WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF CHANGES IN NET ASSETS
            FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998
             FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998
                                 (UNAUDITED)


                                                       12/1998     6/1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Investment income - net                            $    535   $    195
   Net realized gain (loss) from
       securities transactions                          (4,749)         -
   Net change in unrealized appreciation
       (depreciation) of investments                   (18,994)     3,071
                                                      -------------------
Increase (decrease) in net assets from operations      (24,278)     3,266


CAPITAL SHARE TRANSACTIONS
   Sales (1,678.832 and 16,850.33 shares)               15,251    172,964
   Redemptions (271.043 and 0 shares)                   (2,445)         -
                                                      -------------------
       Total capital share transactions                 12,806    172,964
                                                      -------------------
       Increase (decrease) in net assets               (11,472)   176,230


NET ASSETS:
   Beginning of period                                 176,230          -
                                                      -------------------
   End of period                                      $164,758  $ 176,230
                                                      ===================

	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1998
                                (UNAUDITED)

(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On September 29, 1997, the Fund sold 10,500 shares of the
      Series to its initial investor for $105,000.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with in important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -
      Organization expenses are being amortized over a 60-month period.

	The Series' initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Fund has distributed its net investment income and net realized capital gains to its shareholders on June 30, 1998 in the form of stock dividends equal to 17.737 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.

(3)   Investments

      For the period from July 1, 1998 to December 31, 1998, the Series purchased $15,942 of common stock and sold $1,147 of common stock.

      For the period ended June 30, 1998, the Series purchased $98,879 of U.S. Government obligations and $136,357 of common stock.

      At December 31, 1998, the gross unrealized appreciation for all securi-ties totaled $13,568 and the gross unrealized depreciation for all securities totaled $27,564, or a net unrealized appreciation of $13,996. The aggregate cost of securities for federal income tax purposes at December 31, 1998 was $144,466.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $16,011 and the gross unrealized depreciation for all securities totaled $12,940, or a net unrealized appreciation of $3,071. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $136,357.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1998                   16,850.330     $   172,964
      Shares issued in 6/30/98 stock dividend       17.737               -
                                                ----------     -----------
                                                16,868.067         172,964
                                                ----------     -----------

      Shares sold this period                    1,678.832     $    15,251
      Shares redeemed this period                 (271.043)         (2,445)
      Shares issued in 12/31/98 stock dividend           -               -
                                                ----------     -----------
                                                 1,407.789          12,806
                                                ----------     -----------
                                                18,275.856         185,770
                                                ==========     ===========




                            WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
            FOR THE PERIOD FROM JULY 1, 1998 TO DECEMBER 31, 1998 AND
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998
                                (UNAUDITED)
                                                         12/1998   6/1998
NET ASSET VALUE, beginning of period                    $  10.45  $ 10.00

INCOME FROM INVESTMENT OPERATIONS
	Net investment income                                 (.06)     .02

	Net gain on securities both realized and unrealized  (1.38)     .44
                                                        -------------------
                                                           (1.43)     .46
                                                        -------------------
STOCK DIVIDEND                                                 -     (.01)
                                                        -------------------
NET ASSET VALUE, end of period                          $   9.02  $ 10.45
                                                        ===================

NET ASSETS, end of period                             $  164,758  176,230
                                                        ===================


                                                        Actual*    Actual**
RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.4%*      2.0%**

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     (0.3)%*     0.2%**

PORTFOLIO TURNOVER RATE                                   0.7%*        -

* The ratios presented were calculated using operating data for the six month period from July 1, 1998 to December 31, 1998.

** The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.